INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
INCOME TAXES
Schedule of provision for income taxes

	Years Ended December 31,
	2014	2015	2016
	$	$	$
Income before income taxes
Canada	248,666	79,631	57,922
United States	12,009	(14,183)	(74,002)
PRC	50,746	134,330	133,847
Others	9,897	23,050	(34,516)

	321,318	222,828	83,251

Current tax
Canada	17,721	71,002	610
United States	18,702	40,567	96,172
PRC	7,559	20,145	29,339
Others	2,757	6,639	(6,246)

	46,739	138,353	119,875

Deferred tax
Canada	40,895	(44,548)	6,366
United States	(14,928)	(45,024)	(74,562)
PRC	10,827	7,506	(10,880)
Others	(6,102)	(6,775)	(22,823)

	30,692	(88,841)	(101,899)

Total income tax expense
Canada	58,616	26,454	6,976
United States	3,774	(4,457)	21,610
PRC	18,386	27,651	18,459
Others	(3,345)	(136)	(29,069)

	77,431	49,512	17,976

Schedule of movement and balance of the Company's liability for uncertain tax positions (excluding interest and penalties)

	Years Ended December 31,
	2014	2015	2016
	$	$	$
Beginning balance	13,001	10,844	9,490
Addition for tax positions related to the current year	—	196	1,376
Reductions for tax positions from prior years/Statute of limitations expirations	(1,368)	—	(5,436)
Foreign exchange effect	(789)	(1550)	254

Ending balance	10,844	9,490	5,684

Schedule of components of the deferred tax assets and liabilities

	At December 31, 2015	At December 31, 2016
	$	$
Deferred tax assets:
Accrued warranty costs	25,548	23,228
Bad debt allowance	8,358	8,058
Investment in affiliates under tax equity transactions	—	54,187
Inventory write-down	4,239	4,564
Future deductible expenses	13,878	13,321
Depreciation and impairment difference of property, plant and equipment and solar power systems	34,248	29,668
Accrued liabilities related to countervailing and anti-dumping duty deposits	55,115	111,021
Deferred tax assets relating to sales of solar power systems	32,159	996
Net operating losses carry-forward	70,637	48,678
Others	8,532	7,728

Total deferred tax assets, gross	252,714	301,449
Valuation allowance	(55,959)	(71,469)

Total deferred tax assets, net of valuation allowance	196,755	229,980

Deferred tax liabilities:
Derivative assets	4,558	3,315
Depreciation difference of property, plant and equipment	8,327	468
Deferred profit of projects	40,793	—
Insurance recoverable	15,000	16,727
Basis difference related to acquisitions	18,339	—
Others	3,047	2,838

Total deferred tax liabilities	90,064	23,348

Net deferred tax assets	106,691	206,632

Analysis as:
Current deferred tax assets	30,013	—
Non-current deferred tax assets	97,134	229,980
Current deferred tax liabilities	(1,426)	—
Non-current deferred tax liabilities	(19,030)	(23,348)

Net deferred tax assets	106,691	206,632

Schedule of movement of the valuation allowance

	Years Ended December 31,
	2014	2015	2016
	$	$	$
Beginning balance	57,190	52,985	55,959
Additions (Reversals)	(4,411)	(944)	14,486
Addition from acquisition of Recurrent	—	4,949	—
Foreign exchange effect	206	(1,031)	1,024

Ending balance	52,985	55,959	71,469

Schedule of reconciliation between the provision for income tax computed by applying Canadian federal and provincial statutory tax rates to income before income taxes and the actual provision and benefit for income taxes

	Years Ended December 31,
	2014	2015	2016
Combined federal and provincial income tax rate	27%	27%	27%
Effect of permanent difference	—	1%	(16)%
Effect of different tax rate on earnings in other jurisdictions	(2)%	(3)%	(18)%
Effect of tax holiday	—	—	(4)%
Unrecognized tax provision	—	—	4%
Change in valuation allowance	(1)%	—	32%
Effect of tax credit	—	—	(7)%
Effect of true-up	—	(1)%	4%
Foreign exchange effect	—	(2)%	—

	24%	22%	22%

Schedule of aggregate amount and per share effect of the tax holiday
	Years Ended December 31,
	2014	2015	2016
	(In Thousands of US Dollars, except per share data)
The aggregate amount	—	—	3,343
Per share—basic	—	—	0.06
Per share—diluted	—	—	0.06